BALANCE SHEET COMPONENTS - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,913,013	$ 1,973,634	$ 1,011,421
Work-in-process	161,137	158,346	15,213
Finished goods	613,789	457,752	239,051
Inventories, gross	2,687,939	2,589,732	1,265,685
Less: inventory reserve	(1,161,469)	(1,133,457)	(292,990)
Inventories, net	$ 1,526,470	$ 1,456,275	$ 972,695